TAXATION (Schedule of Deferred Taxes) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Deferred tax asset
Net operating loss	¥ 105,783	$ 16,212	¥ 163,538
Foreign exchange loss	3,232	495	0
Depreciation and amortization	9,954	1,526	6,262
Property, plant and equipment impairment	7,867	1,206	9,433
Deposits for non-current assets	18,475	2,831	16,350
Allowance for net investment in financing lease	4,856	744	4,518
Allowance for doubtful accounts	12,264	1,880	11,391
Lease liabilities	59,557	9,128	60,073
Other long-term assets	78,550	12,038	37,778
Equity investment	8,414	1,290	9,196
Others	2,686	413	1,891
Total deferred tax assets	311,638	47,763	320,430
less:Valuation allowance	(257,579)	(39,476)	(260,850)
Net deferred tax assets	54,059	8,287	59,580
Deferred tax liabilities
Foreign exchange gain	0	0	(9,346)
Equity investment	0	0	(1,299)
Property, plant and equipment	(1,665)	(255)	(2,225)
Disposal of Beijing Century Friendship	(3,126)	(479)	(3,126)
Intangible assets	(130,074)	(19,937)	(132,566)
Right-of-use assets	(53,354)	(8,177)	(53,362)
Capitalized interest	(19,179)	(2,939)	(19,179)
Others	0	0	(3,915)
Total deferred tax liabilities	(207,398)	(31,787)	(225,018)
Deferred tax assets, net	0	0	0
Deferred tax liabilities, net	¥ (153,339)	$ (23,500)	¥ (165,438)